Consolidated Statements of Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Profit or loss [abstract]
Sales revenue	¥ 16,907,725	¥ 14,552,696	¥ 13,170,519
Operating costs and expenses:
Cost of sales	(13,576,133)	(11,567,923)	(10,439,689)
Selling, general and administrative	(1,669,908)	(1,326,485)	(1,331,728)
Research and development	(880,915)	(787,056)	(738,894)
Total operating costs and expenses	(16,126,956)	(13,681,464)	(12,510,311)
Operating profit	780,769	871,232	660,208
Share of profit of investments accounted for using the equity method	117,445	202,512	272,734
Finance income and finance costs:
Interest income	73,071	25,627	19,805
Interest expense	(36,112)	(16,867)	(13,877)
Other, net	(55,608)	(12,314)	(24,817)
Total finance income and finance costs	(18,649)	(3,554)	(18,889)
Profit before income taxes	879,565	1,070,190	914,053
Income tax expense	(162,256)	(309,489)	(218,609)
Profit for the year	717,309	760,701	695,444
Profit for the year attributable to:
Owners of the parent	651,416	707,067	657,425
Non-controlling interests	¥ 65,893	¥ 53,634	¥ 38,019
Earnings per share attributable to owners of the parent
Basic and diluted	¥ 384.02	¥ 411.09	¥ 380.75